Other Receivables, Net - Schedule of Other Receivables, Net (Details)	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)
Schedule of Other Receivables, Net [Abstract]
Other receivables	$ 450,084	$ 57,852	$ 434,088
Less: Provision for credit losses	(1,288)	(166)	(729)	$ (94)	$ (151,916)
Total Other receivables, net	$ 448,796	$ 57,686	$ 433,359